Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent events
Subsequent to December 31, 2017, 224,000 stock options were exercised for proceeds of $45,289.